UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06088

WESTERN ASSET FUNDS II, INC.

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: December 31,

except for Western Asset Emerging Markets Debt Portfolio

and Western Asset High Yield Bond Portfolio,

each a series of the Registrant,

with a fiscal year ended February 28th.

Date of reporting period: July 1, 2006–June 30, 2007

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Prior to October 2, 2006, the registrant’s name was Salomon Brothers Institutional Series Funds Inc

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, Western Asset Emerging Markets Debt Portfolio and Western Asset Global High Yield Bond Portfolio assumed the respective assets and liabilities of respective predecessor funds with the same respective names effective April 16, 2007. On that date, Western Asset Emerging Markets Debt Portfolio and Western Asset Global High Yield Bond Portfolio became a series of Legg Mason Partners Income Trust. Prior thereto, the funds were series of Western Asset Funds II, Inc. The information in this filing relating to Western Asset Emerging Markets Debt Portfolio and Western Asset Global High Yield Bond Portfolio prior to April 16, 2007 refers to the funds’ predecessors.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTERN ASSET FUNDS II, INC.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman, President and Chief Executive Officer of

Western Asset Funds II, Inc.

Date: August 31, 2007